CONSOLIDATED GEOGRAPHIC BUSINESS SEGMENTS (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Sales by shipment destination:
Sales	260.50
Property, plant and equipment by geographic location:
Property, plant and equipment	611.60	614.10
Canada [Member]
Sales by shipment destination:
Sales	38.30
Property, plant and equipment by geographic location:
Property, plant and equipment	611.60	614.10
United States [Member]
Sales by shipment destination:
Sales	131.70
Property, plant and equipment by geographic location:
Property, plant and equipment	0	0	8.60
Asia and Australasia [Member]
Sales by shipment destination:
Sales	69.40
Latin America [Member]
Sales by shipment destination:
Sales	20.10
Europe and Other [Member]
Sales by shipment destination:
Sales	1.00
Specialty Printing Papers [Member]
Sales by shipment destination:
Sales	171.80
Specialty Printing Papers [Member] | Canada [Member]
Sales by shipment destination:
Sales	25.40
Specialty Printing Papers [Member] | United States [Member]
Sales by shipment destination:
Sales	122.60
Specialty Printing Papers [Member] | Asia and Australasia [Member]
Sales by shipment destination:
Sales	14.30
Specialty Printing Papers [Member] | Latin America [Member]
Sales by shipment destination:
Sales	9.50
Specialty Printing Papers [Member] | Europe and Other [Member]
Sales by shipment destination:
Sales	0
Newsprint [Member]
Sales by shipment destination:
Sales	44.00
Newsprint [Member] | Canada [Member]
Sales by shipment destination:
Sales	12.90
Newsprint [Member] | United States [Member]
Sales by shipment destination:
Sales	9.10
Newsprint [Member] | Asia and Australasia [Member]
Sales by shipment destination:
Sales	11.40
Newsprint [Member] | Latin America [Member]
Sales by shipment destination:
Sales	10.60
Newsprint [Member] | Europe and Other [Member]
Sales by shipment destination:
Sales	0
Pulp [Member]
Sales by shipment destination:
Sales	44.70
Pulp [Member] | Canada [Member]
Sales by shipment destination:
Sales	0
Pulp [Member] | United States [Member]
Sales by shipment destination:
Sales	0
Pulp [Member] | Asia and Australasia [Member]
Sales by shipment destination:
Sales	43.70
Pulp [Member] | Europe and Other [Member]
Sales by shipment destination:
Sales	1.00
Predecessor [Member]
Sales by shipment destination:
Sales		797.70	1,079.70	1,051.40	1,077.70	1,696.90
Property, plant and equipment by geographic location:
Property, plant and equipment			386.30	1,285.60	1,664.70	1,854.40
Predecessor [Member] | Canada [Member]
Sales by shipment destination:
Sales		109.50	161.20	138.30
Property, plant and equipment by geographic location:
Property, plant and equipment			377.70
Predecessor [Member] | United States [Member]
Sales by shipment destination:
Sales		384.10	511.60	521.60
Property, plant and equipment by geographic location:
Property, plant and equipment			8.60
Predecessor [Member] | Asia and Australasia [Member]
Sales by shipment destination:
Sales		234.50	316.80	287.60
Predecessor [Member] | Latin America [Member]
Sales by shipment destination:
Sales		67.60	88.30	99.30
Predecessor [Member] | Europe and Other [Member]
Sales by shipment destination:
Sales		2.00	1.80	4.60
Predecessor [Member] | Specialty Printing Papers [Member]
Sales by shipment destination:
Sales		503.80	690.40	674.00
Predecessor [Member] | Specialty Printing Papers [Member] | Canada [Member]
Sales by shipment destination:
Sales		78.40	120.20	103.00
Predecessor [Member] | Specialty Printing Papers [Member] | United States [Member]
Sales by shipment destination:
Sales		356.60	484.70	489.40
Predecessor [Member] | Specialty Printing Papers [Member] | Asia and Australasia [Member]
Sales by shipment destination:
Sales		38.20	38.70	30.60
Predecessor [Member] | Specialty Printing Papers [Member] | Latin America [Member]
Sales by shipment destination:
Sales		30.20	45.10	48.20
Predecessor [Member] | Specialty Printing Papers [Member] | Europe and Other [Member]
Sales by shipment destination:
Sales		0.40	1.70	2.80
Predecessor [Member] | Newsprint [Member]
Sales by shipment destination:
Sales		134.10	141.30	152.40
Predecessor [Member] | Newsprint [Member] | Canada [Member]
Sales by shipment destination:
Sales		31.10	36.40	35.10
Predecessor [Member] | Newsprint [Member] | United States [Member]
Sales by shipment destination:
Sales		27.50	26.90	31.30
Predecessor [Member] | Newsprint [Member] | Asia and Australasia [Member]
Sales by shipment destination:
Sales		38.10	34.80	34.90
Predecessor [Member] | Newsprint [Member] | Latin America [Member]
Sales by shipment destination:
Sales		37.40	43.20	51.10
Predecessor [Member] | Newsprint [Member] | Europe and Other [Member]
Sales by shipment destination:
Sales		0	0	0
Predecessor [Member] | Pulp [Member]
Sales by shipment destination:
Sales		159.80	248.00	225.00
Predecessor [Member] | Pulp [Member] | Canada [Member]
Sales by shipment destination:
Sales		0	4.60	0.20
Predecessor [Member] | Pulp [Member] | United States [Member]
Sales by shipment destination:
Sales		0	0	0.90
Predecessor [Member] | Pulp [Member] | Asia and Australasia [Member]
Sales by shipment destination:
Sales		158.20	243.30	222.10
Predecessor [Member] | Pulp [Member] | Latin America [Member]
Sales by shipment destination:
Sales		0	0	0
Predecessor [Member] | Pulp [Member] | Europe and Other [Member]
Sales by shipment destination:
Sales		1.60	0.10	1.80